NOVEMBER 1, 2018

SUPPLEMENT TO

HARTFORD HLS FUNDS PROSPECTUS

DATED MAY 1, 2018, AS SUPPLEMENTED THROUGH OCTOBER 11, 2018

This Supplement contains new and additional information and should be read in connection with your Statutory Prospectus.

(1) Effective immediately, the ticker symbol for Class IC shares of each of Hartford Balanced HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Growth HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford MidCap Growth HLS Fund (formerly, Hartford Small/Mid Cap Equity HLS Fund) and Hartford Stock HLS Fund is deleted and replaced with “N/A” in the above referenced Statutory Prospectus.

(2) Under the heading “Principal Risks” in the summary section for Hartford MidCap Growth HLS Fund, the following principal risk is added:

Growth Investing Style Risk − If the sub-adviser incorrectly assesses a company’s prospects for growth or how other investors will value the company’s growth, then the price of the company’s stock may decrease, or may not increase to the level anticipated by the sub-adviser. In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential. Also, the growth investing style may over time go in and out of favor. At times when the investing style used by the Fund is out of favor, the Fund may underperform other equity funds that use different investing styles.

(3) Under the heading “Past Performance” in the summary section for Hartford MidCap Growth HLS Fund, the third bullet point is deleted in its entirety and replaced with the following:

•        Reflect the Fund’s performance when it pursued different strategies prior to November 1, 2018

(4) Under the heading “Past Performance – Average Annual Total Returns” in the summary section for Hartford MidCap Growth HLS Fund, the first paragraph in the sub-section entitled “Average Annual Total Returns” is deleted in its entirety and replaced with the following:

Average Annual Total Returns. The table below shows returns for the Fund over time compared to those of two broad-based market indices. Class IB shares commenced operations on March 31, 2008. Class IB shares performance prior to that date reflects Class IA shares performance adjusted to reflect the 12b-1 fee of 0.25% applicable to Class IB shares. Class IC shares have not commenced operations as of the date of this prospectus. Returns for Class IC shares reflect Class IA shares performance adjusted to reflect the 12b-1 fee of 0.25% and the administrative services fee of 0.25% applicable to Class IC shares. For more information regarding returns see “Performance Notes” in the Fund’s statutory prospectus.

(5) Under the heading “More Information About Risks,” a “✓” is added next to “Growth Investing Style Risk” for the MidCap Growth HLS Fund in the risk table.

This Supplement should be retained with your Statutory Prospectus for future reference.

HV-7437	November 2018

NOVEMBER 1, 2018

SUPPLEMENT TO THE COMBINED STATEMENT OF ADDITIONAL INFORMATION

FOR HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUNDS II, INC.

DATED MAY 1, 2018, AS SUPPLEMENTED THROUGH OCTOBER 11, 2018

This Supplement contains new and additional information and should be read in connection with your Statement of Additional Information.

(1)	Effective immediately, the ticker symbol for Class IC shares of each of Hartford Balanced HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Growth HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford MidCap Growth HLS Fund (formerly, Hartford Small/Mid Cap Equity HLS Fund) and Hartford Stock HLS Fund is deleted and replaced with “N/A” in the above referenced Statement of Additional Information.

(2)	Effective immediately, under the heading “Investment Risks,” an “X” is added next to “Growth Investing Style Risk” in the risk table for MidCap Growth HLS Fund.

(3)	Effective immediately, under the heading “PORTFOLIO MANAGERS – OTHER ACCOUNTS MANAGED OR SUB-ADVISED BY WELLINGTON MANAGEMENT PORTFOLIO MANAGERS,” the following information is added to the chart:

PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANY ACCOUNTS	ASSETS MANAGED (in millions)	OTHER POOLED INVESTMENT VEHICLES	ASSETS MANAGED (in millions)	OTHER ACCOUNTS	ASSETS MANAGED (in millions)
Timothy Manning*	0	$0	5	$188.6	6	$887.1
*	Information as of August 31, 2018

(4)	Effective immediately, under the heading “PORTFOLIO MANAGERS – COMPENSATION OF WELLINGTON MANAGEMENT’S PORTFOLIO MANAGERS,” the following replaces the information in the chart for MidCap Growth HLS Fund:

HLS FUND	BENCHMARKS(S) / PEER GROUPS FOR INCENTIVE PERIOD
MidCap Growth HLS Fund*	Russell Midcap Growth Index Lipper Mid Cap Growth Funds

*Effective November 1, 2018, Mr. Manning became a portfolio manager to the MidCap Growth HLS Fund.

(5)	Effective immediately, under the heading “PORTFOLIO MANAGERS – EQUITY SECURITIES BENEFICIALLY OWNED BY WELLINGTON MANAGEMENT’S PORTFOLIO MANAGERS,” the following information is added to the chart:

PORTFOLIO MANAGER	HLS FUND(S) SUB-ADVISED	DOLLAR RANGE OF EQUITY SECURITIES BENEFICIALLY OWNED
Timothy Manning	MidCap Growth HLS Fund*	None**
*	Effective November 1, 2018, Mr. Manning became a portfolio manager to the MidCap Growth HLS Fund.
**	Information as of August 31, 2018

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR STATEMENT OF ADDITIONAL
INFORMATION FOR FUTURE REFERENCE.